STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 78,260	$ 0
Operating Expenses
Salaries	560,440	292,389
Rent	26,235	35,328
Professional fees	223,928	378,156
Insurance	10,277	5,110
Travel	12,112	30,608
Communications	231,662	108,175
Software development	189,976	221,688
General and administrative	5,944	39,393
Total operating expenses	1,260,574	1,110,847
Operating Loss	(1,182,314)	(1,110,847)
Other expenses
Warrant expense	2,745,731	301,606
Stock options expense	139,758	73,435
Interest and bank charges	1,208	1,175
Interest on convertible notes	72,602	19,186
Total other expenses	2,959,299	395,402
Loss before taxes	(4,141,613)	(1,506,249)
Less: Refundable taxes	0	4,045
Net loss	(4,141,613)	(1,502,204)
Other Comprehensive income (loss)
Foreign exchange translation adjustment	(67,323)	35,428
Total other comprehensive income (loss)	(67,323)	35,428
Comprehensive loss	$ (4,208,936)	$ (1,466,776)
Weighted average shares used to compute net loss per share	69,030,618	32,144,065
Net loss per share	$ (0.06)	$ (0.05)